Summary of significant accounting policies - Schedule of Finite-Lived Intangible Assets (Details)	Jun. 30, 2025
Patient database
Indefinite-Lived Intangible Assets [Line Items]
Estimated Useful Life	7 years
Technology assets
Indefinite-Lived Intangible Assets [Line Items]
Estimated Useful Life	5 years
Minimum | Customer relationships
Indefinite-Lived Intangible Assets [Line Items]
Estimated Useful Life	8 years
Minimum | Order backlog
Indefinite-Lived Intangible Assets [Line Items]
Estimated Useful Life	3 years
Maximum | Customer relationships
Indefinite-Lived Intangible Assets [Line Items]
Estimated Useful Life	23 years
Maximum | Order backlog
Indefinite-Lived Intangible Assets [Line Items]
Estimated Useful Life	5 years